Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s)(4)	Global Adjusted EBITDA Post-GRP (in 000s)(5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,660,174	$4,970,863	$1,076,687	$1,363,462	$136.49	$141.98	$69,644	$108,567
2023	$2,458,653	$2,715,405	$817,106	$865,284	$109.96	$121.63	$65,993	$94,734
2022	$3,632,413	$3,455,230	$945,276	$723,034	$95.05	$118.07	$67,329	$93,258
2021	$3,729,888	$4,241,228	$1,267,213	$1,490,577	$118.59	$145.58	$70,229	$105,932

Company Selected Measure Name	Global Adjusted EBITDA Post-GRP
Named Executive Officers, Footnote

Fiscal Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs
2024	Steven A. Brass	Sara K. Hyzer, Jeffrey G. Lindeman, William B. Noble, and Patricia Q. Olsem
2023	Steven A. Brass	Jay W. Rembolt, Sara K. Hyzer, Phenix Q. Kiamilev, Jeffrey G. Lindeman, and Patricia Q. Olsem
2022	Garry O. Ridge	Steven A. Brass, Jay W. Rembolt, Phenix Q. Kiamilev, and Patricia Q. Olsem
2021	Garry O. Ridge	Steven A. Brass, Jay W. Rembolt, William B. Noble, and Patricia Q. Olsem

PEO Total Compensation Amount	$ 3,660,174	$ 2,458,653	$ 3,632,413	$ 3,729,888
PEO Actually Paid Compensation Amount	$ 4,970,863	2,715,405	3,455,230	4,241,228
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. In accordance with the relevant rules, the fair values were remeasured as of the end of each fiscal year and as of each vesting date, during the years displayed in the table, using the stock price as of fiscal year end and as of each vesting date, respectively. Performance-based market share unit (“MSU”) fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-based market share unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. In last year’s proxy statement, column d for fiscal year 2023 in the table below reflected MSUs granted in fiscal year 2020 at the fair value of the Company’s stock price as of fiscal year end 2023. However, the fair values for such MSUs should have reflected zero (i.e., forfeited or canceled) because the performance was assessed over the applicable three-year measurement period, and the level required for vesting was not achieved. Accordingly, the amounts presented below for fiscal year 2023 have been adjusted by ($429,311) for the PEO and ($70,091) as the average for the non-PEOs. With respect to forfeited or canceled MSUs due to service periods not met, such values are reflected in column g below, and the amount shown has been revised to reflect the average of non-PEOs or ($19,690) instead of the one non-PEO of ($98,449) that was stated in last year’s proxy statement. Performance-vested restricted stock (“PSU”) fair values are valued at zero at each respective measurement date, given all outstanding PSUs were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. We provide information regarding the assumptions used to calculate the valuation of the awards in Notes 13 to the consolidated financial statements included in the Annual Report on Form 10-K filed on October 21, 2024.
In the calculation of “Compensation Actually Paid” and presented in the table, the following amounts were deducted and added:

Fiscal Year	Named Executive Officer	Summary Compensation Table	Grant Date Fair Value of Awards Granted in Fiscal Year	Year End Fair Value of Unvested Awards Granted in Fiscal Year	Change in Fair Value of Unvested Prior Year Awards	Change in Fair Value of Vested Prior Year Awards	Value of Awards Granted and Vested in Fiscal Year	Fair Value of Prior Year Awards Canceled as of Prior FYE	Total Equity Adjustments	Compensation Actually Paid
		(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)=(c)+(d)+(e)+(f)+(g)	= (a)-(b)+(h)
2024	PEO	$3,660,174	$2,073,161	$2,599,977	$659,264	$(7,122)	$131,731	$—	$3,383,850	$4,970,863
	Non-PEO NEOs	$1,076,687	$397,879	$487,871	$161,859	$(1,578)	$36,502	$—	$684,654	$1,363,462
2023	PEO	$2,458,653	$1,394,168	$1,828,439	$(103,897)	$(73,622)	$—	$—	$1,650,920	$2,715,405
	Non-PEO NEOs	$817,106	$349,449	$339,752	$(4,233)	$(16,815)	$98,613	$(19,690)	$397,627	$865,284
2022	PEO	$3,632,413	$2,621,233	$2,339,006	$(1,549,806)	$1,654,850	$—	$—	$2,444,050	$3,455,230
	Non-PEO NEOs	$945,276	$452,389	$369,658	$(310,655)	$171,144	$—	$—	$230,147	$723,034
2021	PEO	$3,729,888	$1,574,584	$1,767,540	$(1,376,274)	$886,626	$808,032	$—	$2,085,924	$4,241,228
	Non-PEO NEOs	$1,267,213	$397,784	$446,715	$(199,676)	$118,963	$255,146	$—	$621,148	$1,490,577

Non-PEO NEO Average Total Compensation Amount	$ 1,076,687	817,106	945,276	1,267,213
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,363,462	865,284	723,034	1,490,577
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. In accordance with the relevant rules, the fair values were remeasured as of the end of each fiscal year and as of each vesting date, during the years displayed in the table, using the stock price as of fiscal year end and as of each vesting date, respectively. Performance-based market share unit (“MSU”) fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-based market share unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. In last year’s proxy statement, column d for fiscal year 2023 in the table below reflected MSUs granted in fiscal year 2020 at the fair value of the Company’s stock price as of fiscal year end 2023. However, the fair values for such MSUs should have reflected zero (i.e., forfeited or canceled) because the performance was assessed over the applicable three-year measurement period, and the level required for vesting was not achieved. Accordingly, the amounts presented below for fiscal year 2023 have been adjusted by ($429,311) for the PEO and ($70,091) as the average for the non-PEOs. With respect to forfeited or canceled MSUs due to service periods not met, such values are reflected in column g below, and the amount shown has been revised to reflect the average of non-PEOs or ($19,690) instead of the one non-PEO of ($98,449) that was stated in last year’s proxy statement. Performance-vested restricted stock (“PSU”) fair values are valued at zero at each respective measurement date, given all outstanding PSUs were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. We provide information regarding the assumptions used to calculate the valuation of the awards in Notes 13 to the consolidated financial statements included in the Annual Report on Form 10-K filed on October 21, 2024.
In the calculation of “Compensation Actually Paid” and presented in the table, the following amounts were deducted and added:

Fiscal Year	Named Executive Officer	Summary Compensation Table	Grant Date Fair Value of Awards Granted in Fiscal Year	Year End Fair Value of Unvested Awards Granted in Fiscal Year	Change in Fair Value of Unvested Prior Year Awards	Change in Fair Value of Vested Prior Year Awards	Value of Awards Granted and Vested in Fiscal Year	Fair Value of Prior Year Awards Canceled as of Prior FYE	Total Equity Adjustments	Compensation Actually Paid
		(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)=(c)+(d)+(e)+(f)+(g)	= (a)-(b)+(h)
2024	PEO	$3,660,174	$2,073,161	$2,599,977	$659,264	$(7,122)	$131,731	$—	$3,383,850	$4,970,863
	Non-PEO NEOs	$1,076,687	$397,879	$487,871	$161,859	$(1,578)	$36,502	$—	$684,654	$1,363,462
2023	PEO	$2,458,653	$1,394,168	$1,828,439	$(103,897)	$(73,622)	$—	$—	$1,650,920	$2,715,405
	Non-PEO NEOs	$817,106	$349,449	$339,752	$(4,233)	$(16,815)	$98,613	$(19,690)	$397,627	$865,284
2022	PEO	$3,632,413	$2,621,233	$2,339,006	$(1,549,806)	$1,654,850	$—	$—	$2,444,050	$3,455,230
	Non-PEO NEOs	$945,276	$452,389	$369,658	$(310,655)	$171,144	$—	$—	$230,147	$723,034
2021	PEO	$3,729,888	$1,574,584	$1,767,540	$(1,376,274)	$886,626	$808,032	$—	$2,085,924	$4,241,228
	Non-PEO NEOs	$1,267,213	$397,784	$446,715	$(199,676)	$118,963	$255,146	$—	$621,148	$1,490,577

Compensation Actually Paid vs. Total Shareholder Return

Metric	FY 2021	FY 2022	FY 2023	FY 2024
PEO CAP ($M) - Garry O. Ridge	$4.24	$3.46	N/A	N/A
PEO CAP ($M) - Steven A. Brass	N/A	N/A	$2.72	$4.97
Average NEO CAP ($M)	$1.49	$0.72	$0.87	$1.36
WDFC TSR	$118.59	$95.05	$109.96	$136.49
Russell 2000 TSR	$145.58	$118.07	$121.63	$141.98

Compensation Actually Paid vs. Net Income
Pay-versus-Performance Comparative Disclosure

The following tables reflect the relationships between compensation actually paid (“CAP” in the graphics below) to our PEO, and the average of compensation actually paid to our non-PEO NEOs, to (i) our net income, (ii) our Global Adjusted EBITDA (both Pre-GRP and Post-GRP) for the fiscal years 2021, 2022, 2023 and 2024, and (iii) the Company’s cumulative TSR and our peer group TSR for the same periods.

Metric	FY 2021	FY 2022	FY 2023	FY 2024
PEO CAP ($M) - Garry O. Ridge	$4.24	$3.46	N/A	N/A
PEO CAP ($M) - Steven A. Brass	$0.00	$0.00	$2.72	$4.97
Average NEO CAP ($M)	$1.49	$0.72	$0.87	$1.36
Net Income ($M)	$70.23	$67.33	$65.99	$69.64

Compensation Actually Paid vs. Company Selected Measure

Metric	FY 2021	FY 2022	FY 2023	FY 2024
PEO CAP ($M) - Garry O. Ridge	$4.24	$3.46	N/A	N/A
PEO CAP ($M) - Steven A. Brass	N/A	N/A	$2.72	$4.97
Average NEO CAP ($M)	$1.49	$0.72	$0.87	$1.36
Global Adjusted EBITDA Post-GRP (000s)	$105,932	$93,258	$94,734	$108,567

Tabular List, Table
Pay-versus-Performance Tabular List

We believe the following list reflects the most important financial performance measures used by us to link compensation actually paid to our NEOs to company performance for the fiscal year ended August 31, 2024:

•Adjusted EBITDA Pre-GRP (Global and Regional);
•Global Adjusted EBITDA Post-GRP;
•Adjusted Net Sales (Global and Regional);
•Strategic Performance Measures; and
•Relative Total Shareholder Return

Total Shareholder Return Amount	$ 136.49	109.96	95.05	118.59
Peer Group Total Shareholder Return Amount	141.98	121.63	118.07	145.58
Net Income (Loss)	$ 69,644,000	$ 65,993,000	$ 67,329,000	$ 70,229,000
PEO Name	Steven A. Brass	Steven A. Brass	Garry O. Ridge	Garry O. Ridge
Additional 402(v) Disclosure	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year ended August 31, 2024 pursuant to Item 201(e) of Regulation S-K: Russell 2000® Index (“Russell 2000”). The Russell 2000 was
chosen because we do not believe we can reasonably identify any other industry index or specific peer issuer that would offer a meaningful comparison.
	Represents the amount of net income reflected in the Company’s audited financial statements for the year indicated.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Pre-GRP (Global and Regional)
Non-GAAP Measure Description	We have selected Global Adjusted EBITDA Post-GRP as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2024. Global Adjusted EBITDA is used by the Committee and the Company as part of its calculation to determine GRP earned and as the sole measure for determining the level of achievement for vesting of PSUs. See additional information in the CD&A section of the Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	108,567,000	94,734,000	93,258,000	105,932,000
Name	Global Adjusted EBITDA Post-GRP
Non-GAAP Measure Description	We have selected Global Adjusted EBITDA Post-GRP as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2024. Global Adjusted EBITDA is used by the Committee and the Company as part of its calculation to determine GRP earned and as the sole measure for determining the level of achievement for vesting of PSUs. See additional information in the CD&A section of the Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Sales (Global and Regional)
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Performance Measures
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Revision Of Prior Period, Adjustment		$ (429,311)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,073,161)	(1,394,168)	$ (2,621,233)	$ (1,574,584)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,383,850	1,650,920	2,444,050	2,085,924
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,599,977	1,828,439	2,339,006	1,767,540
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	659,264	(103,897)	(1,549,806)	(1,376,274)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,731	0	0	808,032
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,122)	(73,622)	1,654,850	886,626
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Revision Of Prior Period, Adjustment		(70,091)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(397,879)	(349,449)	(452,389)	(397,784)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	684,654	397,627	230,147	621,148
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,871	339,752	369,658	446,715
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,859	(4,233)	(310,655)	(199,676)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,502	98,613	0	255,146
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,578)	(16,815)	171,144	118,963
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(19,690)	$ 0	$ 0
Adjustment To Compensation Amount, Revision Of Prior Period, Previously Reported		$ (98,449)